Parent Company - Summary of Condensed Statements of Financial Positions (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Investments in subsidiaries and associates
Other assets	₩ 4,605,363	$ 3,115,942	₩ 3,841,787
Total assets	525,753,320	355,719,432	498,004,936		₩ 480,474,396
LIABILITIES
Debentures	48,207,103	32,616,443	41,239,245
Other liabilities	796,498		803,897
Total liabilities	489,858,051	331,433,053	464,607,446		448,847,054
EQUITY	35,895,269	24,286,381	33,397,490	$ 22,596,408	₩ 31,627,342	₩ 28,805,103
Total liabilities and equity	525,753,320	$ 355,719,434	498,004,936
Parent company
Cash and cash equivalents:
Bank subsidiaries	1,185,912		289,507
Investments in subsidiaries and associates
Bank subsidiaries	18,921,151		18,921,151
Non-bank subsidiaries	5,284,866		4,749,325
Other assets	961,108		1,826,039
Total assets	26,353,037		25,786,022
LIABILITIES
Debentures	2,037,567		1,587,659
Other liabilities	162,739		197,365
Total liabilities	2,200,306		1,785,024
EQUITY	24,152,731		24,000,998
Total liabilities and equity	₩ 26,353,037		₩ 25,786,022